Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Expenses Recognized in Financial Statements
The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:

	Year ended December 31
	2021	2020	2019
	€ thousand
Expenses arising from share-based payment
Transactions	63	50	8

Schedule of Black-Scholes Options Pricing Model
The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:

	Year ended December 31
	2021	2020	2019
Dividend yield	0%	0%	0%
Expected volatility	0.433	0.427	0.428
Risk-free interest	0.48%	0.11%	1.73%
Expected life (in years)	2-3	2-3	2-3

Schedule of Weighted Average Fair Values and Exercise Price
	Equal market price
	2021	2020
	US$
Weighted average exercise prices	29.27	28.91

Weighted average fair value on grant date	9.65	9.63

Schedule of Number and Weighted Average Exercise Prices of Share Options
The following table lists the number of share options, the weighted average exercise prices of share options during the current year:

	2021		2020		2019
	Number of options	Weighted Average Exercise Price	Number of options	Weighted average exercise price	Number of options	Weighted Average Exercise Price

		US$		US$		US$
Outstanding at
beginning of year	31,135	12.94	34,886	9.83	27,169	7.82
Granted during
the year	37,000	29.27	4,249	28.91	18,303	11.41
Exercised during
the year	(18,451)	10.06	(8,000)	7.87	(3,586)	6.27
Expired during
the year	(1,000)	26.63	-	-	(7,000)	8.25

Outstanding at
end of year	48,684	26.16	31,135	12.94	34,886	9.83
Exercisable at
end of year	6,749	20.05	17,018	6.3	16,583	8.09